Financial Instruments - Summary of Fair Value Hierarchy of Instruments Carried at Fair Value on a Recurring Basis (Detail) - CAD ($) $ in Millions		Jul. 31, 2020		Apr. 30, 2020		Oct. 31, 2019
Assets:
Precious metals		$ 2,743		$ 4,939		$ 3,709
Trading assets
Loans		10,864		15,359		13,829
Securities		111,855		105,250		112,664
Other		1,035		876		995
Derivative financial instruments
Derivative Financial Assets		55,632		64,617		38,119
Liabilities:
Deposits		767,993		797,690		733,390
Financial liabilities designated at fair value through profit or loss		17,522		16,111		12,235
Obligations related to securities sold short		33,913		32,165		30,404
Derivative financial instruments
Derivative Financial Liabilities		54,698		65,002		40,222
Recurring fair value measurement [member] | IFRS9 [member]
Assets:
Precious metals	[1]	2,743		4,939		3,709
Trading assets
Assets		126,497		126,424		131,197
Investment securities
Investment securities		86,449	[2]	86,120	[2]	60,514	[3]
Derivative financial instruments
Derivative Financial Assets		55,632		64,617		38,119
Liabilities:
Deposits	[4]	98		79		144
Financial liabilities designated at fair value through profit or loss		17,522		16,111		12,235
Obligations related to securities sold short		33,913		32,165		30,404
Derivative financial instruments
Derivative Financial Liabilities		54,698		65,002		40,222
Recurring fair value measurement [member] | Trading loans [member] | IFRS9 [member]
Trading assets
Loans		10,864		15,359		13,829
Recurring fair value measurement [member] | Canadian federal government and government guaranteed debt [member] | IFRS9 [member]
Trading assets
Securities		16,105		12,291		11,173
Investment securities
Investment securities		21,788	[2]	29,232	[2]	12,381	[3]
Recurring fair value measurement [member] | Canadian provincial and municipal debt [member] | IFRS9 [member]
Trading assets
Securities		10,442		9,000		7,615
Investment securities
Investment securities		19,515	[2]	12,550	[2]	3,241	[3]
Recurring fair value measurement [member] | U.S. treasury and other U.S. agency debt [member] | IFRS9 [member]
Trading assets
Securities		5,157		10,445		8,604
Investment securities
Investment securities		13,401	[2]	16,185	[2]	19,889	[3]
Recurring fair value measurement [member] | Other foreign governments debt [member] | IFRS9 [member]
Trading assets
Securities		12,779		9,956		9,282
Investment securities
Investment securities		27,693	[2]	23,635	[2]	20,611	[3]
Recurring fair value measurement [member] | Corporate and other debt [member] | IFRS9 [member]
Trading assets
Securities		11,079		11,655		10,540
Investment securities
Investment securities		1,266	[2]	1,864	[2]	2,035	[3]
Recurring fair value measurement [member] | Income funds [Member] | IFRS9 [member]
Trading assets
Securities		131		89		73
Recurring fair value measurement [member] | Equity securities [member] | IFRS9 [member]
Trading assets
Securities		56,162		51,814		65,377
Recurring fair value measurement [member] | Other trading assets [member] | IFRS9 [member]
Trading assets
Other	[5]	1,035		876		995
Recurring fair value measurement [member] | Equity securities [member] | IFRS9 [member]
Investment securities
Investment securities		2,786	[2]	2,654	[2]	2,357	[3]
Recurring fair value measurement [member] | Interest rate contracts [member] | IFRS9 [member]
Derivative financial instruments
Derivative Financial Assets		23,875		22,924		16,636
Recurring fair value measurement [member] | Foreign exchange and gold contracts [member] | IFRS9 [member]
Derivative financial instruments
Derivative Financial Assets		25,330		29,972		17,317
Recurring fair value measurement [member] | Equity contracts [member] | IFRS9 [member]
Derivative financial instruments
Derivative Financial Assets		2,141		3,305		1,995
Recurring fair value measurement [member] | Credit contracts [member] | IFRS9 [member]
Derivative financial instruments
Derivative Financial Assets		493		1,241		406
Recurring fair value measurement [member] | Commodity Contracts [member] | IFRS9 [member]
Derivative financial instruments
Derivative Financial Assets		3,793		7,175		1,765
Recurring fair value measurement [member] | Interest rate contracts [member] | IFRS9 [member]
Derivative financial instruments
Derivative Financial Liabilities		18,843		18,368		13,938
Recurring fair value measurement [member] | Foreign exchange and gold contracts [member] | IFRS9 [member]
Derivative financial instruments
Derivative Financial Liabilities		27,542		32,713		20,350
Recurring fair value measurement [member] | Equity contracts [member] | IFRS9 [member]
Derivative financial instruments
Derivative Financial Liabilities		3,423		4,253		3,093
Recurring fair value measurement [member] | Credit contracts [member] | IFRS9 [member]
Derivative financial instruments
Derivative Financial Liabilities		38		26		38
Recurring fair value measurement [member] | Commodity Contracts [member] | IFRS9 [member]
Derivative financial instruments
Derivative Financial Liabilities		4,852		9,642		2,803
Level 1 [member] | Recurring fair value measurement [member] | IFRS9 [member]
Assets:
Precious metals	[1]	0
Trading assets
Assets		86,486		78,476		90,290
Investment securities
Investment securities		30,336	[2]	40,220	[2]	37,185	[3]
Derivative financial instruments
Derivative Financial Assets		635		1,033		613
Liabilities:
Obligations related to securities sold short		27,780		27,385		26,669
Derivative financial instruments
Derivative Financial Liabilities		713		931		530
Level 1 [member] | Recurring fair value measurement [member] | Canadian federal government and government guaranteed debt [member] | IFRS9 [member]
Trading assets
Securities		14,106		10,141		9,345
Investment securities
Investment securities		3,263	[2]	11,811	[2]	8,464	[3]
Level 1 [member] | Recurring fair value measurement [member] | Canadian provincial and municipal debt [member] | IFRS9 [member]
Investment securities
Investment securities		78	[2]	82	[2]	197	[3]
Level 1 [member] | Recurring fair value measurement [member] | U.S. treasury and other U.S. agency debt [member] | IFRS9 [member]
Trading assets
Securities		5,157		10,445		8,604
Investment securities
Investment securities		12,809	[2]	15,607	[2]	16,117	[3]
Level 1 [member] | Recurring fair value measurement [member] | Other foreign governments debt [member] | IFRS9 [member]
Trading assets
Securities		10,039		5,237		6,058
Investment securities
Investment securities		12,401	[2]	10,984	[2]	10,973	[3]
Level 1 [member] | Recurring fair value measurement [member] | Corporate and other debt [member] | IFRS9 [member]
Investment securities
Investment securities		305	[2]	356	[2]	230	[3]
Level 1 [member] | Recurring fair value measurement [member] | Income funds [Member] | IFRS9 [member]
Trading assets
Securities		131		89		73
Level 1 [member] | Recurring fair value measurement [member] | Equity securities [member] | IFRS9 [member]
Trading assets
Securities		56,018		51,688		65,215
Level 1 [member] | Recurring fair value measurement [member] | Other trading assets [member] | IFRS9 [member]
Trading assets
Other	[5]	1,035		876		995
Level 1 [member] | Recurring fair value measurement [member] | Equity securities [member] | IFRS9 [member]
Investment securities
Investment securities		1,480	[2]	1,380	[2]	1,204	[3]
Level 1 [member] | Recurring fair value measurement [member] | Foreign exchange and gold contracts [member] | IFRS9 [member]
Derivative financial instruments
Derivative Financial Assets						8
Level 1 [member] | Recurring fair value measurement [member] | Equity contracts [member] | IFRS9 [member]
Derivative financial instruments
Derivative Financial Assets		635		1,033		599
Level 1 [member] | Recurring fair value measurement [member] | Commodity Contracts [member] | IFRS9 [member]
Derivative financial instruments
Derivative Financial Assets						6
Level 1 [member] | Recurring fair value measurement [member] | Equity contracts [member] | IFRS9 [member]
Derivative financial instruments
Derivative Financial Liabilities		713		931		530
Level 2 [member] | Recurring fair value measurement [member] | IFRS9 [member]
Assets:
Precious metals	[1]	2,743		4,936		3,709
Trading assets
Assets		39,996		47,906		40,889
Investment securities
Investment securities		55,215	[2]	45,077	[2]	22,409	[3]
Derivative financial instruments
Derivative Financial Assets		54,988		63,557		37,489
Liabilities:
Deposits	[4]	98		79		144
Financial liabilities designated at fair value through profit or loss		17,522		16,111		12,235
Obligations related to securities sold short		6,133		4,780		3,735
Derivative financial instruments
Derivative Financial Liabilities		53,940		64,002		39,615
Level 2 [member] | Recurring fair value measurement [member] | Trading loans [member] | IFRS9 [member]
Trading assets
Loans		10,864		15,339		13,829
Level 2 [member] | Recurring fair value measurement [member] | Canadian federal government and government guaranteed debt [member] | IFRS9 [member]
Trading assets
Securities		1,999		2,150		1,828
Investment securities
Investment securities		18,525	[2]	17,421	[2]	3,917	[3]
Level 2 [member] | Recurring fair value measurement [member] | Canadian provincial and municipal debt [member] | IFRS9 [member]
Trading assets
Securities		10,442		9,000		7,615
Investment securities
Investment securities		19,437	[2]	12,468	[2]	3,044	[3]
Level 2 [member] | Recurring fair value measurement [member] | U.S. treasury and other U.S. agency debt [member] | IFRS9 [member]
Investment securities
Investment securities		592	[2]	578	[2]	3,772	[3]
Level 2 [member] | Recurring fair value measurement [member] | Other foreign governments debt [member] | IFRS9 [member]
Trading assets
Securities		2,740		4,719		3,224
Investment securities
Investment securities		15,267	[2]	12,628	[2]	9,608	[3]
Level 2 [member] | Recurring fair value measurement [member] | Corporate and other debt [member] | IFRS9 [member]
Trading assets
Securities		11,064		11,636		10,523
Investment securities
Investment securities		929	[2]	1,493	[2]	1,784	[3]
Level 2 [member] | Recurring fair value measurement [member] | Equity securities [member] | IFRS9 [member]
Trading assets
Securities		144		126		161
Level 2 [member] | Recurring fair value measurement [member] | Equity securities [member] | IFRS9 [member]
Investment securities
Investment securities		465	[2]	489	[2]	284	[3]
Level 2 [member] | Recurring fair value measurement [member] | Interest rate contracts [member] | IFRS9 [member]
Derivative financial instruments
Derivative Financial Assets		23,867		22,903		16,621
Level 2 [member] | Recurring fair value measurement [member] | Foreign exchange and gold contracts [member] | IFRS9 [member]
Derivative financial instruments
Derivative Financial Assets		25,330		29,972		17,309
Level 2 [member] | Recurring fair value measurement [member] | Equity contracts [member] | IFRS9 [member]
Derivative financial instruments
Derivative Financial Assets		1,505		2,271		1,394
Level 2 [member] | Recurring fair value measurement [member] | Credit contracts [member] | IFRS9 [member]
Derivative financial instruments
Derivative Financial Assets		493		1,241		406
Level 2 [member] | Recurring fair value measurement [member] | Commodity Contracts [member] | IFRS9 [member]
Derivative financial instruments
Derivative Financial Assets		3,793		7,170		1,759
Level 2 [member] | Recurring fair value measurement [member] | Interest rate contracts [member] | IFRS9 [member]
Derivative financial instruments
Derivative Financial Liabilities		18,801		18,322		13,867
Level 2 [member] | Recurring fair value measurement [member] | Foreign exchange and gold contracts [member] | IFRS9 [member]
Derivative financial instruments
Derivative Financial Liabilities		27,542		32,713		20,350
Level 2 [member] | Recurring fair value measurement [member] | Equity contracts [member] | IFRS9 [member]
Derivative financial instruments
Derivative Financial Liabilities		2,707		3,312		2,557
Level 2 [member] | Recurring fair value measurement [member] | Credit contracts [member] | IFRS9 [member]
Derivative financial instruments
Derivative Financial Liabilities		38		26		38
Level 2 [member] | Recurring fair value measurement [member] | Commodity Contracts [member] | IFRS9 [member]
Derivative financial instruments
Derivative Financial Liabilities		4,852		9,629		2,803
Level 3 [member] | Recurring fair value measurement [member] | IFRS9 [member]
Assets:
Precious metals	[1]			3
Trading assets
Assets		15		42		18
Investment securities
Investment securities		898	[2]	823	[2]	920	[3]
Derivative financial instruments
Derivative Financial Assets		9		27		17
Liabilities:
Obligations related to securities sold short		0
Derivative financial instruments
Derivative Financial Liabilities		45		69		77
Level 3 [member] | Recurring fair value measurement [member] | Trading loans [member] | IFRS9 [member]
Trading assets
Loans				20
Level 3 [member] | Recurring fair value measurement [member] | Other foreign governments debt [member] | IFRS9 [member]
Investment securities
Investment securities		25	[2]	23	[2]	30	[3]
Level 3 [member] | Recurring fair value measurement [member] | Corporate and other debt [member] | IFRS9 [member]
Trading assets
Securities		15		19		17
Investment securities
Investment securities		32	[2]	15	[2]	21	[3]
Level 3 [member] | Recurring fair value measurement [member] | Equity securities [member] | IFRS9 [member]
Trading assets
Securities						1
Level 3 [member] | Recurring fair value measurement [member] | Equity securities [member] | IFRS9 [member]
Investment securities
Investment securities		841	[2]	785	[2]	869	[3]
Level 3 [member] | Recurring fair value measurement [member] | Interest rate contracts [member] | IFRS9 [member]
Derivative financial instruments
Derivative Financial Assets		8		21		15
Level 3 [member] | Recurring fair value measurement [member] | Equity contracts [member] | IFRS9 [member]
Derivative financial instruments
Derivative Financial Assets		1		1		2
Level 3 [member] | Recurring fair value measurement [member] | Commodity Contracts [member] | IFRS9 [member]
Derivative financial instruments
Derivative Financial Assets				5
Level 3 [member] | Recurring fair value measurement [member] | Interest rate contracts [member] | IFRS9 [member]
Derivative financial instruments
Derivative Financial Liabilities		42		46		71
Level 3 [member] | Recurring fair value measurement [member] | Equity contracts [member] | IFRS9 [member]
Derivative financial instruments
Derivative Financial Liabilities		$ 3		10		$ 6
Level 3 [member] | Recurring fair value measurement [member] | Commodity Contracts [member] | IFRS9 [member]
Derivative financial instruments
Derivative Financial Liabilities				$ 13

[1]	The fair value of precious metals is determined based on quoted market prices and forward spot prices, where applicable.
[2]	Excludes debt investment securities measured at amortized cost of $36,116 (April 30, 2020 – $33,482).
[3]	Excludes debt investment securities measured at amortized cost of $21,845.
[4]	These amounts represent embedded derivatives bifurcated from structured notes.
[5]	Represents energy related assets.